Summary of Significant Accounting Policies and Going Concern (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies and Going Concern [Abstract]
Schedule of Level 3 Valuation Financial Instruments	A roll-forward of the level 3 valuation financial instruments is as follows:
Derivative Liabilities
Balance at September 30, 2021	$125,693
Change in fair market value of warrant	8,710
Surrender of warrants	(134,403)
Balance at September 30, 2022	$-

Schedule of Potentially Dilutive Securities	As of September 30, 2023 and 2022, potentially dilutive securities consisted of the following:
	September 30, 2023	September 30, 2022
Stock options	16	16
Warrants	2,240,000	2,240,000
Series B Preferred Stock	46,396,197	4,480,000
Third party convertible debt	16,329,524	31,756,035
Total	64,965,737	38,476,051

Schedule of Potentially Dilutive Securities	The Company’s CEO and Chairman of the Board of Directors holds all issued and outstanding shares of Series A Preferred Stock, which confers upon him a majority vote in all Company matters including authorization of additional shares of common stock or reverse stock split. As of March 31, 2024 and 2023, potentially dilutive securities consisted of the following:
	March 31, 2024	March 31, 2023
Stock options	16	16
Warrants	2,240,000	2,240,000
Series B Preferred Stock	91,778,909	6,720,000
Third party convertible debt	88,313,209	192,162,564
Total	182,332,134	201,122,580